Property, plant, and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Plant, Property and Equipment

As of June 30, 2025 and December 31, 2024, Property, plant, and equipment consisted of the following:

	June 30, 2025	December 31, 2024
Computer and office equipment	$276,104	$271,415
Decoration and renovation	408,623	387,288
	684,727	658,703
Less: accumulated depreciation	(449,276)	(406,517)
	$235,451	$252,186

As of December 31, 2024 and 2023, Property, plant, and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Computer and office equipment	$271,415	$255,352
Decoration and renovation	387,288	378,237
	658,703	633,589
Less: accumulated depreciation	(406,517)	(345,916)
	$252,186	$287,673